Deferred Tax Assets and Liabilities - Composition of Net Deferred Tax Asset (Details) - GBP (£) £ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Taxes [Abstract]
Deferred tax assets	£ 18,674	£ 13,340
Deferred tax liabilities	(10,010)	(5,861)
Net deferred tax	£ 8,664	£ 7,479	£ 7,517